COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
23. COMMITMENTS AND CONTINGENT LIABILITIES

(1) Commitments

Asset Retirement Obligations

The Company is subject to certain environmental and regulatory obligations which will require the Company to restore the mine properties after the mining has been completed. As a result, the Company will be required to recognize an asset retirement obligation in the period in which the obligation is incurred in accordance with ASC 410, Asset Retirement and Environmental Obligation (“ARO”). As a result of the acquisition of Viking Acquisition Group, LLC and Viking Prep Plant, LLC in September and December 2013, respectively, the Company recorded an ARO in the amount of $836 and $106, respectively. Although the Viking mine is currently in the exploration stage for the Company’s purposes, the ARO recorded in connection with the Viking mine acquisition represents the accumulated ARO related to mining activities performed by previous owners.

Rental Agreements

The Company has entered into office, parking and warehouse rental agreements with a related party, Terra Stabile S.A. (“Terra Stabile”) and Terra Norma S.A. (“Terra Norma”), which are controlled by Michail Zolotas, the Company’s Chairman, Chief Executive Officer and member of the Company’s Board of Directors (see Note 25), (for amendments in these rental agreements refer to Note 27). These rental agreements vary in duration-the longest agreement will expire in April 2022.

The committed rent payments to as of December 31, 2013 were:

December 31, 2014	$289
December 31, 2015	510
December 31, 2016	517
December 31, 2017	525
December 31, 2018	533
Thereafter	1,631
$4,005

Coal Sale Purchase Agreements (Purchase Agreements)

As of December 31, 2013, New Lead JMEG LLC, a joint venture affiliate of the Company (see Note 6) had previously entered into two Sale Purchase Agreements with a third party, to purchase from such third party thermal coal (used in power plants for electricity generation and other industrial uses) located in Kentucky, USA. The commencement period of the agreements, which were revised on March 17, 2013, is considered to be the first shipment of coal, which is expected to take place during the fourth quarter of 2014 or as otherwise agreed.

The commitments as of December 31, 2013 were:

BTU	Year	Amount
12,300	1	$47,028
12,300	2	64,350
12,300	3	64,350
12,300	4	64,350
12,300	5	64,350
		304,428
10,800	1	40,154
10,800	2	54,945
10,800	3	54,945
10,800	4	54,945
10,800	5	54,945
		259,934
		$564,362

Moreover, related to coal business, the Company leases certain equipment, and facilities from unrelated third parties under agreements classified as operating leases. As of December 31, 2013, all of these agreements were month-to-month agreements. Rent expense under these agreements totaled approximately $29 for the period ended December 31, 2013.

(2) Contingencies

The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings in which the Company believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were issued. As of December 31, 2013, the Company has provided in respect of all claims an amount equal to $3,441 ($3,454 as of December 31, 2012). Other than those listed below, there are no material legal proceedings to which the Company is a party other than routine litigation incidental to the Company’s business:

⋅	The charterers of the Newlead Avra notified the Company in October 2008 of their intention to pursue the following claims and notified the appointment of an arbitrator in relation to them:

a)	Damages suffered by sub-charterers of the vessel relating to remaining on board cargo in New York in September 2007;

b)	Damages suffered by sub-charterers of the vessel as a result of a change in management and the consequent dispute regarding oil major approval from October 2007; and

c)	Damages suffered by sub-charterers of the vessel resulting from grounding in Houston in October 2007.

The Company does not anticipate any amount in excess of the amount accrued to be material to the consolidated financial statements.

⋅	The charterers of the Newlead Fortune notified the Company in October 2008 of their intention to pursue the following claims, and notified the appointment of an arbitrator in relation to them:

a)	Damages as a result of a change in management and the consequent dispute regarding oil major approval from October 2007; and

b)	Damages resulting from the creation of hydrogen sulphide in the vessel’s tanks at two ports in the United States.

The Company does not anticipate any amount in excess of the amount accrued to be material to the consolidated financial statements.

⋅
The vessel Grand Rodosi was involved in a collision in October 2010 with the fishing vessel “Apollo S”. As of December 31, 2012, the Company estimated that the expected possible losses amount to approximately $500, which, however, are 100% covered by the P&I Association:

a)	Pollution cleanup costs - the Company has a provided guarantee for A$500,000.

⋅
The charterers of the Newlead Esmeralda notified the Company in November 2010 of their intention to pursue the following claims. After discussions with the charterers in March 2011, an agreement was reached that neither party would seek any form of security in the future for the claims relating to the grounding that occurred in March 2010. The Company believes the charterer’s chances of success are remote. Below is a list of the claims:

a)	Damages for lost income as a result of cargo that was not able to be loaded, subsequent to vessel’s grounding in March 2010;

b)	Damages resulting from the prolonged storage costs due to the inability to place cargo on board the vessel; and

c)	Anticipated costs.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Company’s protection and indemnity (P&I) insurance coverage for pollution is $1,000,000 per vessel per incident.